Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 18,160,513	₨ 16,295,652
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	3,650,446	3,781,978
Restricted Cash
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	1,194,787	792,035
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	825,037	431,052
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	11,345,542	10,784,668
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	100,681	29,869
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 1,044,020	₨ 476,050